Investments	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Investments	Investments
The change in investments is as follows:

	Skookumchuck	EMG	EIP	Ekona	Total
Classification	Equity-accounted	Equity-accounted	FVTPL	FVTOCI
Balance, Dec. 31, 2020	85	15	—	—	100
Equity income (loss)	12	(3)	—	—	9
Distributions received	(4)	—	—	—	(4)
Balance, Dec. 31, 2021	93	12	—	—	105
Investment	—	—	10	2	12
Equity income (loss)	10	(1)	—	—	9
Distributions received	(5)	—	—	—	(5)
Changes in foreign exchange rates	7	1	1	—	9
Net change in fair value recognized in OCI	—	—	—	(1)	(1)
Balance, Dec. 31, 2022	105	12	11	1	129
Equity-accounted Investments
The Company’s investments in joint ventures and associates that are accounted for using the equity method consist of its investments in Skookumchuck and EMG.
Skookumchuck Wind Project
TransAlta holds a 49 per cent membership interest in SP Skookumchuck Investment, LLC. Skookumchuck is a 136.8 MW wind project located in Lewis and Thurston counties near Centralia in Washington state. The project has a 20-year PPA with Puget Sound Energy.
EMG International, LLC
TransAlta holds a 30 per cent membership interest in EMG. During 2022, the contingent purchase price consideration of US$3.5 million was paid, which was calculated based on actual earnings metrics achieved in 2021 and did not differ from the estimated amount included in the initial purchase price.
Summarized financial information on the results of operations relating to the Company’s pro-rata interests in Skookumchuck and EMG, is as follows:

Year ended Dec. 31	2022	2021	2020
Results of operations
Revenues and other operating income	24	19	3
Expenses	(15)	(10)	(2)
Proportionate share of net earnings	9	9	1
Other Investments
Energy Impact Partners
On May 6, 2022, the Company entered into a commitment to invest US$25 million over the next four years in Energy Impact Partners ("EIP") Deep Decarbonization Frontier Fund 1 (the “Frontier Fund”). The investment in the Frontier Fund provides the Company with a portfolio approach to investing in emerging technologies and the opportunity to identify, pilot, commercialize and bring to market emerging technologies that will facilitate the transition to net-zero emissions. During 2022, the Company invested $10 million (US$8 million). The investment is accounted for at FVTPL.
Ekona Power Inc.
On Feb. 1, 2022, the Company made an equity investment of $2 million in Ekona's Class B Preferred Shares. The investment will help support the commercialization of Ekona’s novel methane pyrolysis technology platform, which produces cleaner and lower-cost turquoise hydrogen. The Company has irrevocably elected to measure its investment in Ekona at FVTOCI.
Joint Arrangements
Joint arrangements at Dec. 31, 2022, included the following:

Joint operations	Segment	Ownership (per cent)	Description
Sheerness	Gas	50	Dual-fuel facility in Alberta, of which TA Cogen has a 50 per cent interest, operated by Heartland Generation Ltd., an affiliate of Energy Capital Partners
Goldfields Power	Gas	50	Gas-fired facility in Australia operated by TransAlta
Fort Saskatchewan	Gas	60	Cogeneration facility in Alberta, of which TA Cogen has a 60 per cent interest, operated by TransAlta
Fortescue River Gas Pipeline	Gas	43	Natural gas pipeline in Western Australia, operated by DBP Development Group
McBride Lake	Wind and Solar	50	Wind generation facility in Alberta operated by TransAlta
Soderglen	Wind and Solar	50	Wind generation facility in Alberta operated by TransAlta
Pingston	Hydro	50	Hydro facility in British Columbia operated by TransAlta

Joint venture	Segment	Ownership (per cent)	Description
Skookumchuck	Wind and Solar	49	Wind generation facility in Washington operated by Southern Power